Ordinary shares, preference shares and other equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Called up share capital

Called up share capital, allotted and fully paid and other equity instruments
	Barclays Bank Group and Barclays Bank PLC			Barclays Bank Group
	Ordinary share capital	Preference share capital	Total share capital	Other equity instruments
	£m	£m	£m	£m
As at 1 January 2022	2,342	6	2,348	9,693
AT1 securities issuance	—	—	—	3,134
AT1 securities redemption	—	—	—	(2,136)
As at 31 December 2022	2,342	6	2,348	10,691

As at 1 January 2021	2,342	6	2,348	8,621
AT1 securities issuance	—	—	—	1,072
As at 31 December 2021	2,342	6	2,348	9,693

AT1 equity instruments

AT1 equity instruments
		2022	2021
	Initial call date	£m	£m
AT1 equity instruments - Barclays Bank Group
7.875% Perpetual Subordinated Contingent Convertible Securities	2022	—	1,000
7.875% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)	2022	—	1,136
7.25% Perpetual Subordinated Contingent Convertible Securities	2023	500	500
7.75% Perpetual Subordinated Contingent Convertible Securities (USD 2,500m)	2023	1,925	1,925
5.875% Perpetual Subordinated Contingent Convertible Securities	2024	623	623
8% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m)	2024	1,509	1,509
7.125% Perpetual Subordinated Contingent Convertible Securities	2025	299	299
6.375% Perpetual Subordinated Contingent Convertible Securities	2025	495	495
6.125% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)	2025	1,134	1,134
4.375% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)	2028	1,072	1,072
8.300% Perpetual Subordinated Contingent Convertible Securities (SGD450m)	2027	263	—
8.875% Perpetual Subordinated Contingent Convertible Securities	2027	1,237	—
8.000% Perpetual Subordinated Contingent Convertible Securities (USD2,000 m)	2029	1,634	—
		10,691	9,693